UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

KEYSTONE
MUTUAL FUNDS

Keystone Mutual Funds Semi-Annual Report

December 31, 2008

KLGAX
KLGCX

www.keystonefunds.com

January 28, 2009

Message To Shareholders

Dear Shareholders,

The financial markets are experiencing a pendulum like swing on many levels. As a result of the recent extreme moves, we believe there is an opportunity for profit in the period ahead for those of us who are investing in the equity market.

The ramifications of the bursting of the housing bubble, the failure of some of our bedrock financial institutions, and the ongoing credit contraction have led to a downward spiral of reduced business activity, job and wage cuts, plunging consumer confidence, and drops in consumer spending. Earnings estimates are being slashed and forward visibility is abysmal. Despite this, in our opinion, the current state of the markets is one of tense, but easing anxiety. The Federal Reserve, US Treasury, and central banks around the world have injected unprecedented liquidity into the market including moving the Fed Funds rate to a target range of 0 to .25% at the Federal Open Market Committee meeting December 16th. Monetary and fiscal stimulus programs could approach $3 trillion in size.

Current five year inflation expectations at 15 basis points of deflation per year and 30 year bond yields of 2.61% are illogical when one considers the monetary and fiscal stimulus being applied.

The pendulum of investor sentiment has swung so negative that $8.85 trillion is held in cash and near cash – enough to buy 74% of the market value of US companies!1 This cash is beginning to be redeployed and is giving the market an upward, albeit highly volatile, bias. We feel the record levels of intraday volatility we are experiencing are an indicator that we are experiencing a bottoming process. We believe equity returns could trump all asset classes by a significant margin in the years ahead.

During periods of stress, it is tempting to chase relative performance. We resisted and continue to resist this temptation. Our process of individual stock selection based on finding perception gaps in key metrics that drive the financial statements of the companies we own has not changed. We maintained an aggressive posture into the market bottom on November 20th since we believed and continue to believe that the market was significantly oversold. Our process and style consistency has been rewarded with strong relative outperformance since then.The Keystone Large Cap Growth Fund - Class A has risen 27.38% versus a return of 23.24% for the Russell 1000 Growth Index from November 20th through December 31, 2008. For the six-month period ending December 31, 2008, the Keystone Large Cap Growth Fund - Class A returned -35.60% versus a return of -32.31% for the Russell 1000 Growth Index.

The portfolio holdings include companies that we feel generally have strong industry positions, cash flows, and balance sheets in order to help them weather the liquidity and economic storm that may last for a few more quarters. We favor companies whose valuations are low, in some cases below their proven asset values, sales levels, or backlogs.

We expect 2009 to be another year of near record volatility due to the cash excesses on the sidelines that are starting to come back into the equity market and the $1.7 trillion in hedge funds. However, we believe this is a once in a lifetime opportunity to invest in business franchises at historic low valuations before the pendulum swings back in a positive direction.

Thank you for the confidence you have placed in us.

Very truly yours,

Andrew S.Wyatt	Thomas G. Kamp
Chairman of the Board	Chief Investment Officer

1 Keene,Thomas R. et. al. Bloomberg L.P. “Cash at 18-Year High Makes Stocks a Buy at Leuthold”. December 29, 2008.

Must be preceded or accompanied by a prospectus.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.You cannot invest directly in an index.

Mutual fund investing involves risk; principal loss is possible. Past performance is no guarantee of future performance.The Fund concentrates its investments in a limited number of companies, and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Growth investing does not guarantee a profit or eliminate risk.The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.The Fund may also purchase foreign securities or use derivatives, which involve additional risks. Please refer to the prospectus for further information concerning the risks of investing in the Fund.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of fund holdings.

Current and future portfolio holdings are subject to risk.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The opinions expressed in this report are just that-informed opinions.They should not be considered promises or advice. Investment decisions reflect a variety of factors, and views in this report about individual stocks, sectors, and the markets may change at any time.  Also, please keep in mind that the information and opinions cover the period through the date on the front of this report.

Distributed by Quasar Distributors, LLC (2/09)

Average Annual Returns
December 31, 2008 (Unaudited)
			Since	Inception
	1Year	5Year	Inception	Date

Class A (without sales load)	-43.17%	n/a	-11.54%	8/7/06
Class A (with sales load)	-45.59%	n/a	-13.13%	8/7/06

Russell 1000 Growth Index	-38.44%	n/a	-10.10%	8/7/06

Class C (without sales load)	-43.59%	n/a	-12.08%	8/7/06
Class C (with sales load)	-44.15%	n/a	-12.08%	8/7/06

Russell 1000 Growth Index	-38.44%	n/a	-10.10%	8/7/06

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent quarter end may be obtained by calling (866) 596-3863 or  visiting www.keystonefunds.com.

At various times, the Fund's Adviser waived its management fees and/or reimbursed Fund expenses. Had the Adviser not done so, the Fund's total return would have been lower.

Class A performance has been shown to reflect the maximum sales charge of 4.25%.  Class C performances would reflect the maximum contingent sales charge (CDSC) of 1.00%, terminating on the anniversary date of your purchase of shares.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

		December 31, 2008
	Ticker Symbols	(Unaudited)
		Net Asset Values

Class A	KLGAX	$17.02
Class C	KLGCX	$16.76

Top 10 Holdings
December 31, 2008 (Unaudited)
Rank	Ticker	Security Name	Percentage of Net Assets

1	QCOM	Qualcomm, Inc.	5.32%

2	ICE	IntercontinentalExchange, Inc.	5.23%

3	HK	Petrohawk Energy Corp.	4.81%

4	ABB	ABB Ltd. ADR	4.47%

5	ORCL	Oracle Corporation	4.26%

6	GS	Goldman Sachs Group, Inc.	4.23%

7	WU	The Western Union Company	4.00%

8	HPQ	Hewlett-Packard Co.	3.95%

9	TEVA	Teva Pharmaceutical Industries Ltd. ADR	3.71%

10	WMT	Wal-Mart Stores, Inc.	3.24%

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period[1]	Annualized
	Value (7/1/2008)	Value (12/31/2008)	(7/1/2008 to 12/31/2008)	Expense Ratio
Class A Actual	$1,000.00	$644.00	$6.22	1.50%
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C Actual	$1,000.00	$641.70	$9.10	2.20%
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.12	$11.17	2.20%
[1] Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days (the number of days in the most recent half-year)/365 days (to reflect the one-half year period).

Keystone Mutual Funds
Schedule of Investments (Unaudited)

Keystone Large Cap Growth Fund
		December 31, 2008
Security Description	Shares	Value
COMMON STOCKS — 96.2%
Consumer Merchandising — 7.2%
Best Buy Co., Inc.	24,905	$700,080
Burger King Holdings, Inc.	18,977	453,171
Guess?, Inc.	31,140	477,999
Kohl's Corp. *	24,579	889,760
Lowe's Companies, Inc.	55,604	1,196,598
Nike, Inc.	12,543	639,693
Target Corp.	9,032	311,875
Tiffany & Co.	26,401	623,856
Walt Disney Co.	42,336	960,604
		6,253,636
Consumer Staples — 10.2%
Church & Dwight Co., Inc.	6,365	357,204
Coca-Cola Co.	32,294	1,461,949
Colgate-Palmolive Company	25,120	1,721,725
Diageo plc ADR	14,997	850,930
Kroger Co.	62,095	1,639,929
Wal-Mart Stores, Inc.	50,293	2,819,426
		8,851,163
Energy — 11.5%
Apache Corp.	13,043	972,095
Hess Corporation	37,431	2,007,799
National Oilwell Varco, Inc. *	44,750	1,093,690
Petrohawk Energy Corp. *	268,129	4,190,856
Schlumberger Limited ^	41,836	1,770,918
		10,035,358
Financial Institutions — 12.7%
Endurance Specialty Holdings Ltd. ^	28,953	883,935
Goldman Sachs Group, Inc.	43,578	3,677,547
IntercontinentalExchange, Inc. *	55,266	4,556,129
Mastercard, Inc.	13,655	1,951,709
		11,069,320
Health Care Products — 13.0%
Gilead Sciences, Inc. *	53,346	2,728,114
Medtronic, Inc.	48,819	1,533,893
Merck & Co., Inc.	37,162	1,129,725
Schering-Plough Corp.	157,018	2,674,016
Teva Pharmaceutical Industries Ltd. ADR	75,941	3,232,808
		11,298,556

The accompanying Notes to Financial Statements are an integral part of these statements.

Security Description	Shares	Value
Industrials — 12.1%
ABB Ltd. ADR	259,396	$3,893,534
Caterpillar, Inc.	32,354	1,445,253
Expeditors International of Washington, Inc.	51,281	1,706,119
Fluor Corp.	16,203	727,029
Textron Inc.	141,826	1,967,127
Union Pacific Corp.	17,707	846,395
		10,585,457
Technology Services — 13.5%
Broadcom Corp. *	50,609	858,835
First Solar, Inc. *	6,363	877,839
Google, Inc. *	4,525	1,392,116
Marvell Technology Group Ltd. *^	72,278	482,094
Qualcomm, Inc.	129,178	4,628,448
The Western Union Company	243,025	3,484,978
		11,724,310
Technology Software — 13.7%
Adobe Systems, Inc. *	38,846	827,031
CA, Inc.	36,966	684,980
Cisco Systems, Inc. *	168,987	2,754,488
Hewlett-Packard Co.	94,798	3,440,219
Intel Corporation	32,912	482,490
Oracle Corporation *	208,912	3,704,010
		11,893,218
Utilities — 2.3%
FPL Group, Inc.	40,088	2,017,629
TOTAL COMMON STOCKS (Cost $109,919,592)		83,728,647

MUTUAL FUND INVESTMENTS — 3.3%
AIM STIT-STIC Prime Portfolio	2,849,395	2,849,395
TOTAL MUTUAL FUND INVESTMENTS (Cost $2,849,395)		2,849,395

Total Investments (Cost $112,768,987) — 99.5%		86,578,042
Assets in Excess of Other Liabilities — 0.5%		463,387
TOTAL NET ASSETS — 100.0%		$87,041,429

ADR American Depository Receipt
* Non Income Producing Security
^ Foreign Issued Security (traded on U.S. Exchange)

Keystone Mutual Funds
Schedule of Options Written (Unaudited)

Keystone Large Cap Growth Fund
		December 31, 2008

CALL OPTIONS	Contracts	Value
Teva Pharmaceutical Industries Ltd.
Expiration: January 2009, Exercise Price: $50.00	264	$1,320
TOTAL CALL OPTIONS (Premium received $25,608)		$1,320

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Assets & Liabilities (Unaudited)

Keystone Large Cap Growth Fund

December 31, 2008
ASSETS
Investments, at cost	$112,768,987
Investments, at value	$86,578,042
Receivable from investments sold	952,947
Dividend receivable	153,373
Interest receivable	2,740
Receivable for Fund shares sold	212,216
Other assets	38,011
Total Assets	$87,937,329
LIABILITIES
Written option contracts, premiums received	$25,608
Written option contracts, at value	$1,320
Payable for investments purchased	657,531
Payable for Fund shares redeemed	68,891
Investment advisory fees payable	37,428
Administration fee payable	5,207
Rule 12b-1 fees payable	50,787
Accrued expenses and other liabilities	74,736
Total Liabilities	895,900
Net Assets	$87,041,429
NET ASSETS CONSIST OF:
Paid in capital	$141,093,582
Undistributed net investment loss	(115,241)
Accumulated net realized loss	(27,770,255)
Net unrealized depreciation on investments	(26,166,657)
Net Assets	$87,041,429
CLASS A SHARES (unlimited shares authorized)
Net assets	$86,714,465
Shares issued and outstanding	5,095,913
Net asset value, redemption price and minimum offering price per share	$17.02
Maximum offering price per share ($17.02/0.9575)	$17.77
CLASS C SHARES (unlimited shares authorized)
Net assets	$326,964
Shares issued and outstanding	19,506
Net asset value, redemption price and offering price per share	$16.76

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Operations (Unaudited)

Keystone Large Cap Growth Fund

For the
Six Months Ended
December 31, 2008
INVESTMENT INCOME
Dividend income (net of taxes withheld of $3,172)	$586,238
Interest income	28,932
Total Investment Income	615,170
EXPENSES
Investment advisory fees (Note 3)	358,086
Legal fees	76,663
Administration fees	43,860
Transfer agent fees and expenses	35,781
Portfolio accounting fees	23,221
Registration fees	19,350
Printing and postage expenses	16,048
Insurance fees	15,554
Audit and tax fees	14,009
Trustees' fees and expenses	10,643
Custody fees	10,179
Compliance fees	6,157
12b-1 shareholder servicing fees - Class A	152,820
12b-1 shareholder servicing fees - Class C	2,153
Total Expenses	784,524
Less waivers and reimbursements by advisor	(15,689)
Net Expenses	768,835
Net Investment Loss	(153,665)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(27,584,641)
Net change in unrealized depreciation on investments	(18,727,416)
Net Realized and Unrealized Loss on Investments	(46,312,057)
Change in Net Assets Resulting from Operations	$(46,465,722)

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statements of Changes in Net Assets

Keystone Large Cap Growth Fund

	For the
	Six Months Ended	For the
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008
OPERATIONS
Net investment loss	$(153,665)	$(483,155)
Net realized gain (loss) on investments	(27,584,641)	3,692,655
Net change in unrealized depreciation on investments	(18,727,416)	(10,260,180)
Change in Net Assets Resulting from Operations	(46,465,722)	(7,050,680)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
Distributions from net realized gain on investments	–	(7,209,952)
Distributions from return of capital	–	(170,486)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
Distributions from net realized gain on investments	–	(42,105)
Distributions from return of capital	–	(995)
Change in Net Assets from Distributions to Shareholders	–	(7,423,538)
CAPITAL SHARE TRANSACTIONS
Proceeds from shareholder subscriptions	22,793,113	54,571,603
Dividend reinvestments	–	7,410,816
Payments for redemptions	(10,286,202)	(8,910,543)
Change in Net Assets from Capital Share Transactions	12,506,911	53,071,876
Change in Net Assets	$(33,958,811)	$38,597,658
Net Assets, Beginning of Period	$121,000,240	$82,402,582
Net Assets, End of Period	$87,041,429	$121,000,240
Undistributed Net Investment Income (Loss)	$(115,241)	$38,424

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund — Class A

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2008(6)		June 30, 2008	June 30, 2007(1)
Net Asset Value, Beginning of Period	$26.43		$30.30	$25.00

Net investment loss (2)	(0.03)		(0.16)	(0.14)
Net realized and unrealized
gain (loss) on investments	(9.38)		(1.12)	5.66
Total from Investment Operations	(9.41)		(1.28)	5.52

Distributions from net realized gain	–		(2.53)	(0.22)
Distributions from return of capital	–		(0.06)	-
Total Distributions	–		(2.59)	(0.22)

Net Asset Value, End of Period	$17.02		$26.43	$30.30

Total return(3)	(35.60)%		(5.29)%	22.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$86,714,465		$120,413,870	$82,240,151
Ratio of expenses to average net assets:
Before expense waivers and reimbursements	1.53	%(4)	1.64%	2.32	%(4)
After expense waivers and reimbursements	1.50	%(4)	1.50%	1.50	%(4)
Ratio of net investment loss to average net assets:
Before expense waivers and reimbursements	(0.33	)%(4)	(0.68)%	(1.37	)%(4)
After expense waivers and reimbursements	(0.30	)%(4)	(0.54)%	(0.55	)%(4)
Portfolio turnover rate (5)	102	%(3)	142%	157	%(3)

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annnualized.
(4) Annnualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Six month period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund — Class C

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2008(6)		June 30, 2008	June 30, 2007(1)
Net Asset Value, Beginning of Period	$26.12		$30.12	$25.00

Net investment loss (2)	(0.11)		(0.36)	(0.35)
Net realized and unrealized
gain (loss) on investments	(9.25)		(1.05)	5.69
Total from Investment Operations	(9.36)		(1.41)	5.34

Distributions from net realized gain	–		(2.53)	(0.22)
Distributions from return of capital	–		(0.06)	-
Total Distributions	–		(2.59)	(0.22)

Net Asset Value, End of Period	$16.76		$26.12	$30.12

Total return(3)	(35.83)%		(5.81)%	21.44%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$326,964		$586,370	$162,431
Ratio of expenses to average net assets:
Before expense waivers and reimbursements	2.23	%(4)	2.34%	3.02	%(4)
After expense waivers and reimbursements	2.20	%(4)	2.20%	2.20	%(4)
Ratio of net investment loss to average net assets:
Before expense waivers and reimbursements	(1.03	)%(4)	(1.38)%	(2.07	)%(4)
After expense waivers and reimbursements	(1.00	)%(4)	(1.24)%	(1.25	)%(4)
Portfolio turnover rate (5)	102	%(3)	142%	157	%(3)

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annnualized.
(4) Annnualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Six month period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Notes to Financial Statements
DECEMBER 31, 2008 (Unaudited)

1. ORGANIZATION
The Keystone Large Cap Growth Fund (the “Fund”) is a Delaware trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company.The Fund is a series of Keystone Mutual Funds and has unlimited authorized shares of beneficial interest.The investment objective for the Fund is long-term growth of capital.

The Fund offers two classes of shares, Class A and Class C. Class A shares are subject to a 4.25% front-end sales charge. Class C shares have no sales charge, but are subject to a 1% contingent deferred sales charge if redeemed within one year. Class C shares do not convert to Class A shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.These policies are in conformity with U.S. generally accepted accounting principles (i.e., GAAP).

a) Investment Valuation
Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange are valued at the last sales price on the exchange where primarily traded or at last sales price on the national securities market. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Advisor. Mutual funds are valued at Net AssetValue (NAV) close. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.

Securities for which quotations are not readily available, not currently traded, or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable, are valued at fair value as determined in good faith under procedures approved by and supervision of the Board of Trustees (the “Board”). If an event occurs that will affect the value of the Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure.The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to aValuation Committee. Some of the factors that may be considered by theValuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. For the six months ended December 31, 2008, the Fund held no fair valued securities.

b) Federal Income Taxes
The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.Therefore, no income tax provision is required.  Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.  The following information is provided on a tax basis as of June 30, 2008:

Cost of investments	$129,665,350

Gross unrealized appreciation	$5,893,268

Gross unrealized depreciation	(13,479,699)
Net unrealized appreciation (depreciation)	$(7,586,431)

Undistributed ordinary income	$–
Undistributed long-term capital gains	–
Total distributable earnings	$–

Other accumulated gains (losses)	$–
Total accumulated earnings (losses)	$(7,586,431)

c) FIN 48
Effective December 31, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and the state of Delaware.  As of December 31, 2008, open Federal and Delaware tax years include the tax years ended June 30, 2007 and 2008.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period ended June 30, 2007 and fiscal year ended June 30, 2008.The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d) Distributions to Shareholders
The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by the Fund.The tax character of distributions paid during the year ended June 30, 2008, and the six months ended December 31, 2008, were:

	Ordinary	Return	Long-term
	Income*	of Capital	Capital Gains
Year ended June 30, 2008	$7,202,415	$171,481	$49,642
Six months ended December 31, 2008	$–	$–	$–
*Amount includes net investment income and short-term capital gains.

e) Expenses
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Fund are allocated between Class A and C on the basis of each class’ relative net assets. Fees paid under the Fund’s shareholder servicing plan (the “Plan”) are borne by the specific class of shares of the Fund to which the Plan applies.

f) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period.  Actual results could differ from those estimates.

g) Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on the total amount of net assets or net asset value per share.  The adjustments are due to certain permanent book and tax differences.

	Accumulated	Undistributed
	Net Realized	Net Investment
	Gain on Investments	Income
Period ended June 30, 2007	$(218,536)	$218,536
Year ended June 30, 2008	$(521,579)	$521,579

h) Security Transactions and Investment Income
For financial reporting purposes, investment transactions are accounted for on the trade date.The Fund determines the gain or loss realized from investment transactions using a specific identification method.

Income Recognition – Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.  All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
The Fund has entered into an investment advisory agreement with Cornerstone Capital Management, Inc. (the “Advisor”) under which the Advisor manages the Fund’s assets and provides research, statistical, and advisory services, and pays related office rental, executive expenses, and executive salaries.The fee for investment services is based on the average daily net assets of the Fund at the annual rate of 0.70%.

The Advisor has contractually limited total expenses to 1.50% of average daily net assets for Class A shareholders and 2.20% of average daily net assets for Class C shareholders through October 31, 2009.The Advisor may extend the limitations at its discretion and may terminate the arrangement at any time after October 31, 2009. Under this arrangement, any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests.This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitations of the Fund expenses.The Advisor is permitted to be reimbursed for the fee reductions and/or expense payments made in the prior three fiscal years.Any such reimbursement will be reviewed and approved by the Board. In addition, any such reimbursement from the Fund to the Advisor will be subject to the applicable limitation on the Fund expenses. During the six months ended December 31, 2008, the Advisor voluntarily reimbursed certain operating expenses of the Fund in the amount of $15,689. Reimbursed expenses, including prior period expenses, are subject to potential recovery by year of expiration, subject to Board approval.The Fund’s reimbursed expenses that are subject to potential recovery are as follows:

Year of Expiration
June 30, 2010	$320,992
June 30, 2011	$124,100
June 30, 2012	$15,689
$460,781

The Fund has entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.30% of average daily net assets and Class C shareholders pay fees at the annual rate of 1.00%. For the six months ended December 31, 2008, 12b-1 distribution expenses of $152,820 and $2,153 were accrued by Class A and Class C shares, respectively.The fees are paid to Quasar for distribution-related expenses and activities in connection with the distribution of the Fund’s shares.

The Fund bears certain other operating expenses, including brokerage and commission expenses; fees and expenses of legal counsel and independent registered public accounting firm; compensation of the Fund’s independent trustees; registration fees; printing and shareholder report expenses; custodian fees; transfer agent fees; and other miscellaneous expenses.

There were no sales charges retained from the sale of Class A shares for the six months ended December 31, 2008.  The Advisor received no contingent deferred sales charges from the redemption of Class C shares for the six months ended December 31, 2008. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
Transactions of shares of the Fund were as follows:

The Keystone Large Cap Growth Fund – Class A Shares

	For the		For the
	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Amount	Shares	Amount	Shares
Shares sold	$22,761,613	1,072,209	$54,076,725	1,904,493
Shares issued through dividend reinvestment	-	-	7,367,716	244,288
Shares redeemed	(10,191,619)	(532,729)	(8,899,548)	(306,685)
Net Increase	$12,569,994	539,480	$52,544,893	1,842,096

The Keystone Large Cap Growth Fund – Class C Shares

	For the			For the
	Six Months Ended			Year Ended
	December 31, 2008			June 30, 2008
	Amount		Shares	Amount	Shares
Shares sold		$31,500	2,042	$494,878	15,957
Shares issued through dividend reinvestment		-	-	43,100	1,441
Shares redeemed		(94,583)	(4,981)	(10,995)	(345)
Net Increase	$	$(63,083)	(2,939)	$526,983	17,053

In accordance with its prospectus, the Fund may issue shares on the basis of an in-kind transfer of investment securities.  There were no in-kind transfers during the year ended June 30, 2008, or the six months ended December 31, 2008.

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the six months ended December 31, 2008 were $116,827,120 and $103,921,129, respectively.  There were no purchases and sales of U.S. government securities for the Fund during this period.

6. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157,“Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Fund adopted SFAS No. 157 effective July 1, 2008. A summary of the fair value hierarchy under SFAS No. 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of December 31, 2008.  These assets are measured on a recurring basis.

	Fair Value Measurements at Reporting Date Using

		Quoted Prices in Active markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	12/31/08	(Level 1)	(Level 2)	(Level 3)
Investments	$86,578,042	$86,578,042	$-	$-
Options	$1,320	$1,320	$-	$-

Additional Information (Unaudited)

PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the year ended June 30, 2008 is available to stockholders (i) without charge, upon request by calling the Fund at  (866) 596-3863; and (ii) on the SEC’s Web site at www.sec.gov.

AVAILABILITY OF QUARTERLY
PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Form N-Q is available to stockholders (i) without charge, upon request by calling the Fund at (866) 596-3863; (ii) on the SEC’s Web site at www.sec.gov; and (iii) at the SEC’s Public Reference Room in Washington, D.C. Information on theoperation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TAX INFORMATION
The Fund designates 13.91% of its ordinary income distribution for the year ended June 30, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended June 30, 2008, 12.76% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

KEYSTONE
MUTUAL FUNDS

www.keystonefunds.com

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

BOARD OF TRUSTEES
Andrew Wyatt,
Chairman of the Board
Daniel Luthringshauser
Clifford Olson
John Grunewald

INVESTMENT ADVISOR
Cornerstone Capital Management, Inc.
7101 W 78th Street, Suite 201
Bloomington, MN 55439

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

CUSTODIAN
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South 6th Street, Suite 1400
Minneapolis, MN 55402

The Fund's Statement of Additional Information ("SAI") contains additional information about the Fund's Trustees and is available without charge (i) upon request by calling (866) 596-5863; and (ii) on the SEC's Web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has no such procedures.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)   /s/ Andrew S. Wyatt
                                                   Andrew S. Wyatt, President

Date       March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Andrew S. Wyatt
                                                    Andrew S. Wyatt, President

Date       March 6, 2009

By (Signature and Title)    /s/ Michael P. Eckert
                                                    Michael P. Eckert, Treasurer

Date       March 6, 2009